GROUP INCOME STATEMENT $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 £ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 £ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 £ / shares
GROUP INCOME STATEMENT
Revenue	$ 5,212		$ 4,560		$ 5,138
Cost of goods sold	(1,543)		(1,396)		(1,338)
Gross profit	3,669		3,164		3,800
Selling, general and administrative expenses	(2,720)		(2,562)		(2,693)
Research and development expenses	(356)		(307)		(292)
Operating profit	593		295		815
Interest income	6		6		10
Interest expense	(80)		(62)		(65)
Other finance costs	(17)		(7)		(18)
Share of results of associates	9		14		1
Gain on disposal of interest in associate	75		0		0
Profit before taxation	586		246		743
Taxation	(62)		202		(143)
Attributable profit for the year	$ 524		$ 448		$ 600
Earnings per ordinary share
Basic | (per share)	$ 0.598	£ 59.8	$ 0.513	£ 51.3	$ 0.686	£ 68.6
Diluted | (per share)	$ 0.684	£ 59.7	$ 0.512	£ 51.2	$ 0.597	£ 68.4